Share Based Compensation Expenses - Schedule of Summary of Activities of Share Options (Details) - Share options [Member] ¥ in Thousands					12 Months Ended
	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Schedule of Summary of Activities of Share Options [Line Items]
Options Outstanding, Granted | shares					680,000		4,217,652		3,375,000
Weighted Average Exercise Price, Granted | $ / shares						$ 0.4		$ 0.4066		$ 0.127
Options Outstanding, Exercised | shares					(11,365,500)		(1,852,806)
Weighted Average Exercise Price, Exercised | $ / shares						0.1402		0.2261
Options Outstanding, Forfeited | shares					(940,214)		(2,807,954)		(860,061)
Weighted Average Exercise Price, Forfeited | $ / shares						0.4594		0.2507		0.5991
Options Outstanding, Expired | shares					(137,361)		(120,003)
Weighted Average Exercise Price, Expired | $ / shares						0.703		0.7162
Options Outstanding, Outstanding ending balance | shares	17,662,140	18,225,251	15,710,312		5,899,065		17,662,140		18,225,251
Weighted Average Exercise Price, Outstanding ending balance | $ / shares				$ 0.3861		$ 0.338		$ 0.2176		$ 0.1831
Weighted Average Remaining Contractual Life (In years), Outstanding ending balance	8 years 4 months 13 days	9 years 3 days	7 years 10 months 24 days		8 years 1 month 17 days		8 years 4 months 13 days		9 years 3 days
Aggregate Intrinsic Value, Outstanding ending balance | ¥	¥ 44,127	¥ 346,378	¥ 346,142		¥ 118,750		¥ 44,127		¥ 346,378
Options Outstanding ,Options vested and exercisable ending balance | shares	11,871,925	10,478,605			2,505,209	2,505,209	11,871,925	11,871,925	10,478,605	10,478,605
Weighted Average Exercise Price ,Options vested and exercisable ending balance | $ / shares											$ 0.3486	$ 0.1573	$ 0.1484
Weighted Average Remaining Contractual Life (In years), Options vested and exercisable ending balance					7 years 7 months 17 days		8 years 3 days		8 years 11 months 1 day
Aggregate Intrinsic Value, Options vested and exercisable ending balance | ¥	¥ 34,836	¥ 201,781			¥ 50,239	$ 50,239	¥ 34,836	$ 34,836	¥ 201,781	$ 201,781